Financial instruments by category - Summary of Detailed Information of Category of Financial Instruments (Detail) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Financial asset measured at fair value:
Financial assets at fair value through profit or loss	¥ 16,275	¥ 11,753
Financial assets at fair value through other comprehensive income	107,444	129,060
Financial assets, at fair value	123,719	140,813
Financial asset measured at amortized costs:
Financial assets	1,050,256	808,196
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	904,641	589,856
Interest bearing bank borrowings [Member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	727,090	503,155
Trade payables [Member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	114,763	49,239
Financial liabilities including in other payables and accruals [Member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	45,484	21,282
Lease liabilities [Member]
Financial liabilities measured at amortized cost:
Financial liabilities at amortised cost	17,304	16,180
Trade receivables [Member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	181,720	130,004
Financial assets including in other receivables, prepayments and deposits [Member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	127,115	24,028
Other financial assets [Member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	101,161
Cash and cash equivalents [Member]
Financial asset measured at amortized costs:
Financial assets at amortised cost	¥ 516,541	¥ 513,351